Deferred Offering Costs	12 Months Ended
Dec. 31, 2025
Deferred Offering Costs [Abstract]
DEFERRED OFFERING COSTS

NOTE 10 — DEFERRED OFFERING COSTS

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal and accounting other expenses incurred through the balance sheet date that are directly related to the Company’s proposed initial public offering. Deferred offering costs will be charged to shareholders’ equity upon the completion of the proposed initial public offering. Should the proposed initial public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2024, the Company had capitalized approximately US$1,321,000 of deferred offering costs related to its initial public offering (“IPO”). Upon the successful completion of the IPO in July 2025, these deferred costs were reclassified and recorded as a reduction of the proceeds from the IPO, credited against additional paid-in capital in accordance with U.S. GAAP.